                 PANORAMA SERIES FUND, INC.
                      Growth Portfolio
         Supplement dated September 18, 2003 to the
              Prospectus dated April 30, 2003

The Prospectus is revised as follows:

1.   The supplement dated June 27, 2003 is hereby withdrawn.

2.   Effective September 30, 2003, the section titled
     "Portfolio Managers" in the Prospectus is deleted and
     replaced with the following:

     Portfolio Managers.  The Portfolio is co-managed by
     Nikolaos Monoyios and Marc Reinganum.  Mr. Monoyios is
     a Vice President of the Portfolio and of the Manager
     and an officer and portfolio manager of other
     Oppenheimer funds.  Prior to joining the Manager in
     1998, Mr. Monoyios was a portfolio manager at Guardian
     Investor Services, the investment management
     subsidiary of The Guardian Life Insurance Company.
     Dr. Reinganum is a Vice President of the Portfolio and
     of the Manager.  Prior to joining the Manager in
     September 2002, Dr. Reinganum was the Mary Jo Vaughn
     Rauscher Chair in Financial Investments at Southern
     Methodist University.  At Southern Methodist
     University he also served as the Director of the
     Finance Institute, Chairman of the Finance Department,
     President of the Faculty at the Cox School of Business
     and member of the Board of Trustee Investment
     Committee.

3.   The following paragraph is added to the end of the
     section titled "About the Portfolio's
     Investments-Other Investment Strategies" beginning on
     page 7:

     Loans of Portfolio  Securities.  The Portfolio
     has   entered   into  a   Securities   Lending
     Agreement  with JP  Morgan  Chase.  Under  the
     agreement,  securities of the Portfolio may be
     loaned   to   brokers,   dealers   and   other
     financial    institutions.    The   Securities
     Lending Agreement  provides that loans must be
     adequately  collateralized  and  may  be  made
     only  in  conformity   with  the   Portfolio's
     Securities Lending Guidelines,  adopted by the
     Company's  Board of  Directors.  The  value of
     the  securities  loaned  may not exceed 25% of
     the value of the Portfolio's net assets.

4.   The last sentence of the first paragraph of the
     section titled "What Does the Portfolio Mainly Invest
     In?" is deleted and replaced with the following:

     The Portfolio can buy securities of U.S. and
     foreign companies of different capitalization
     ranges, although the Portfolio's investments
     in foreign securities are generally limited
     to no more than 10% of its total assets, as
     more fully described in the portfolio's
     Statement of Additional Information.

September 18, 2003                                      PS0608.005

                PANORAMA SERIES FUND, INC.

         Supplement dated September 18, 2003 to the
  Statement of Additional Information dated April 30, 2003

The  Statement  of  Additional  Information  is  changed  as follows:

1.   The supplement dated June 27, 2003 is hereby withdrawn.

2.   The  section  titled  "Loans of  Portfolio  Securities"
     under  "About  the  Portfolios-Additional   Information
     about  Investment  Policies and Risks-Other  Investment
     Techniques  and  Strategies"  is deleted  and  replaced
     with the following: on page 13:

     Loans of Portfolio  Securities  (All  Portfolios).
     Besides     using     repurchase     transactions,
     Oppenheimer   International   Growth  Fund/VA  and
     Total  Return  Portfolio  can lend  its  portfolio
     securities   in   amounts   up  to   10%   of  the
     Portfolio's     total     assets.      Oppenheimer
     International  Growth  Fund/VA  and  Total  Return
     Portfolio  currently  do not  use  this  strategy,
     but if  they  do so  they  expect  to  limit  such
     loans to not more than 5% of their  total  assets.
     Loans can be made to  brokers,  dealers  and other
     types of  financial  institutions  approved by the
     Board of Directors.

           Growth  Portfolio and Government  Securities
     Portfolio  may  lend  their  portfolio  securities
     pursuant  to  the  Securities   Lending  Agreement
     (the  "Securities   Lending  Agreement")  with  JP
     Morgan Chase,  subject to the restrictions  stated
     in their  Prospectus.  Both  Portfolios  will lend
     such  portfolio  securities to attempt to increase
     their  income.   Under  the   Securities   Lending
     Agreement and applicable  regulatory  requirements
     (which   are   subject   to   change),   the  loan
     collateral  must,  on  each  business  day,  be at
     least   equal   to  the   value   of  the   loaned
     securities   and  must   consist  of  cash,   bank
     letters  of  credit  or  securities  of  the  U.S.
     Government      (or      its      agencies      or
     instrumentalities),  or other cash  equivalents in
     which both  Portfolios  are  permitted  to invest.
     To  be  acceptable  as   collateral,   letters  of
     credit  must  obligate  a bank to pay to JP Morgan
     Chase,   as  agent,   amounts   demanded  by  each
     Portfolio  if the  demand  meets  the terms of the
     letter.  Such  terms of the  letter of credit  and
     the  issuing  bank  must  be  satisfactory  to  JP
     Morgan    Chase   and   each    Portfolio.    Both
     Portfolios   will   receive,   pursuant   to   the
     Securities  Lending  Agreement,  80% of all annual
     net   income   (i.e.,   net  of   rebates  to  the
     Borrower) from  securities  lending  transactions.
     JP  Morgan  Chase  has  agreed,  in  general,   to
     guarantee the  obligations  of borrowers to return
     loaned   securities  and  to  be  responsible  for
     expenses  relating  to  securities  lending.  Both
     Portfolios  will  be  responsible,   however,  for
     risks  associated  with  the  investment  of  cash
     collateral,  including  the risk  that the  issuer
     of the security in which the cash  collateral  has
     been   invested  in   defaults.   The   Securities
     Lending  Agreement  may be terminated by either JP
     Morgan  Chase or Growth  Portfolio  or  Government
     Securities   Portfolio   on   30   days'   written
     notice.   The  terms  of  each  Portfolio's  loans
     must  also  meet   applicable   tests   under  the
     Internal  Revenue  Code and permit each  Portfolio
     to reacquire  loaned  securities  on five business
     days'  notice or in time to vote on any  important
     matter.

           There  are  some  risks in  connection  with
     securities     lending.    A    Portfolio    might
     experience   a  delay  in   receiving   additional
     collateral  to  secure  a  loan,  or  a  delay  in
     recovery   of  the   loaned   securities   if  the
     borrower   defaults.   A  Portfolio  must  receive
     collateral  for a loan.  Under current  applicable
     regulatory  requirements  (which  are  subject  to
     change),   on   each   business   day   the   loan
     collateral  must be at least  equal  to the  value
     of the  loaned  securities.  It  must  consist  of
     cash,  bank  letters  of credit or  securities  of
     the   U.S.   government   or   its   agencies   or
     instrumentalities,  or other cash  equivalents  in
     which the  Portfolio is  permitted  to invest.  To
     be  acceptable  as  collateral,  letters of credit
     must  obligate a bank to pay  amounts  demanded by
     the  Portfolio  if the  demand  meets the terms of
     the  letter.  The  terms of the  letter  of credit
     and the  issuing  bank both  must be  satisfactory
     to the Portfolio.

           When  it  lends   securities,   a  Portfolio
     receives   amounts   equal  to  the  dividends  or
     interest on loaned  securities.  It also  receives
     one or  more  of (a)  negotiated  loan  fees,  (b)
     interest on  securities  used as  collateral,  and
     (c)  interest on any  short-term  debt  securities
     purchased  with  such  loan   collateral.   Either
     type  of   interest   may  be   shared   with  the
     borrower.  A  Portfolio  may also  pay  reasonable
     finder's,  custodian  and  administrative  fees in
     connection  with these  loans.  The terms of these
     loans  must  meet   applicable   tests  under  the
     Internal   Revenue   Code   and   must   permit  a
     Portfolio to reacquire  loaned  securities on five
     days'  notice or in time to vote on any  important
     matter.

3.   Effective  September 30, 2003,  the section titled
     "Directors   and   Officers  of  the  Company"  is
     changed as follows:

     Mr.  Albers is deleted and Dr.  Reinganum is added
     to the first  sentence of the first  paragraph  on
     page  38 and to the  first  sentence  of the  last
     paragraph on page 42.

     The  biography  of Charles  Albers is deleted  and
     the  biography  of Dr. Marc  Reinganum is added on
     page 43:

     --------------------------------------------------------------------------
                              Officers of the Company
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Name, Position(s)
     Held with Company,
     Length of Service, Age    Principal Occupation(s) During Past 5 Years
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Dr. Marc Reinganum,    Vice  President  (since  September  2002)  of  the
     Vice President and     Manager;  a Director of Quantitative  Research and
     Portfolio Manager      Portfolio  Strategist  for Equities.  Formerly the
     since October 2003     Mary  Jo  Vaughn   Rauscher   Chair  in  Financial
     Age:  50               Investments  at  Southern   Methodist   University
                            since 1995.  At Southern  Methodist  University he
                            also  served  as  the   Director  of  the  Finance
                            Institute,  Chairman  of the  Finance  Department,
                            President  of the  Faculty  at the Cox  School  of
                            Business  and  member  of  the  Board  of  Trustee
                            Investment Committee.
     --------------------------------------------------------------------------

September 18, 2003                                            PX.PAN.019